                                UNITED STATES

                       Securities and Exchange Commission

                             Washington, DC. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

    Pre-Effective Amendment No.                                   / /

    Post-Effective Amendment No. 27                               /X/

                                    and/or

THE INVESTMENT COMPANY ACT OF 1940                                / /

    Amendment No. 30                                              /X/

BREAD & BUTTER FUND, INC. - File Nos. 333-123976 and 811-21748

 (Exact Name of Registrant as Specified in Charter)

  3633 Hill Rd. 3rd Flr.   Parsippany, NJ    07054

(Address of Principal Executive Offices) (Zip Code)

  973-331-1000

(Registrants Telephone Number including Area Code)

James B. Potkul, Potkul Capital Management LLC

3633 Hill Rd. 3rd Flr  Parsippany,  NJ  07054

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check the appropriate

Box)

    [X]  immediately upon filing pursuant to paragraph (b)

    [ ]  on (date) pursuant to paragraph (b)

    [ ]  60 days after filing pursuant to paragraph (a) (1)

    [ ]  on (date) pursuant to paragraph (a) (1)

    [ ]  75 days after filing pursuant to paragraph (a) (2)

    [ ]  on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

    [ ]  This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

Signatures

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Bread & Butter Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany, NJ and State of New Jersey on the 1st Day of May, 2020.

    Bread & Butter Fund, Inc.       By: /s/ James B. Potkul

                                       --------------------------

                                       James B. Potkul, President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signatures-

                                       Title                    Dates

    By: /s/ James B. Potkul          President

       ---------------------   (Principal Executive Officer)   05/01/20

        James B. Potkul

    By: /s/ Frank Figurski            Director                 05/01/20

       ---------------------

        Frank Figurski

    By: /s/ Donald McDermott          Chairman of the Board    05/01/20

       ---------------------          Director

        Donald McDermott

    By: /s/ Theodore Moskala           Director                05/01/20

       ---------------------

            Theodore Moskala

    By: /s/ Jeffrey Potkul             Director                05/01/20

       ---------------------           Secretary

            Jeffrey Potkul

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase